Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit/(loss) for the year		£ 1,725	£ (553)	£ 1,046	[2]
Items that will be reclassified subsequently to profit or loss when specific conditions are met:
Debt instruments at fair value through other comprehensive income		439	(1,886)	(237)	[1]
– fair value gains/(losses)		495	(2,631)	(247)	[1]
– fair value (gains)/losses transferred to the income statement on disposal		93	59	(63)	[1]
– expected credit (recoveries)/losses recognised in the income statement		(2)	6	(5)	[1]
– income taxes		(147)	680	78	[1]
Cash flow hedges		663	(943)	(165)	[1]
– fair value gains/(losses)		614	(1,418)	(40)	[1]
– fair value losses/(gains) reclassified to the income statement		301	127	(202)	[1]
– income taxes		(252)	348	77	[1]
Finance (expenses)/income from insurance contracts		(298)	1,408	0	[1]
– before income taxes		(402)	1,898	0	[1]
– income taxes		104	(490)	0	[1]
Exchange differences		(302)	672	(603)	[1]
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of defined benefit asset/liability		(2)	38	44	[1]
– before income taxes		(20)	56	61	[1]
– income taxes		18	(18)	(17)	[1]
Equity instruments designated at fair value through other comprehensive income		(1)	0	2	[1]
– fair value (losses)/gains		(1)	0	2	[1]
– income taxes		0	0	0	[1]
Changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk	[3]	(132)	329	2	[1]
– fair value (losses)/gains		(179)	462	3	[1]
– income taxes		47	(133)	(1)	[1]
Other comprehensive income/(expense) (net of tax)		367	(382)	(957)	[1]
Total comprehensive income/(expense) for the year		2,092	(935)	89	[1]
Attributable to:
– shareholders of the parent company		2,070	(947)	93	[1]
– non-controlling interests		£ 22	£ 12	£ (4)	[1]

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[3]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £151m (2022: gain of £292m and 2021: loss of £165m)